Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Accounts Receivable, Allowance for Credit Loss, Current	$ 2.0	$ 2.2
Cumulative Series A redeemable Preferred Stock
Divided rate	8.50%